Operating segments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [Abstract]
Information of income and expense for each operating segment

(a)	Segment information

The	general descriptions by operating segments as of December 31, 2020 are as follows:

Segment	Description
Banking	Credit to customers, lending to and receiving deposits from customers, and their accompanying work

Credit card	Sales of credit cards, cash services, card loan services and their accompanying work

Securities	Securities trading, consignment trading, underwriting and their accompanying work

Life insurance	Life insurance business and its accompanying work

Others	Business segments that do not belong to the above segments, such as leasing, rental, collection of bonds, assets management and other remaining business

(b)	The following tables provide information of income and expense for each operating segment for the years ended December 31, 2018, 2019 and 2020:

	2018
	Banking		Credit card	Securities	Life insurance	Others	Consolidation adjustment	Total
Net interest income	~~W~~	5,707,813	1,583,100	429,095	761,742	95,618	2,721	8,580,089
Net fees and commission income		850,646	433,043	388,944	69,780	198,828	(2,244)	1,938,997
Reversal of (provision for) ACL		(250,134)	(466,447)	(9,226)	(13,400)	(10,238)	1,568	(747,877)
General and administrative expenses		(3,098,629)	(751,580)	(493,906)	(227,740)	(263,046)	93,326	(4,741,575)
Other income (expense), net		(163,104)	74,954	17,963	(409,151)	80,857	(131,739)	(530,220)
Operating income (expense)		3,046,592	873,070	332,870	181,231	102,019	(36,368)	4,499,414
Equity method income (loss)		(977)	—	15,228	(1,026)	6,909	(2,646)	17,488
Income tax expense		832,494	225,837	95,438	50,429	59,556	4,591	1,268,345

Profit for the year	~~W~~	2,195,263	629,307	251,268	131,021	49,168	(57,762)	3,198,265

Controlling interest	~~W~~	2,194,950	630,993	251,265	131,021	49,168	(100,675)	3,156,722
Non-controlling interests		313	(1,686)	3	—	—	42,913	41,543

	2019
	Banking		Credit card	Securities	Life insurance	Others	Consolidation adjustment	Total
Net interest income	~~W~~	5,989,462	1,753,966	457,852	1,647,795	127,564	(238,675)	9,737,964
Net fees and commission income		950,389	403,259	351,303	167,324	272,244	(4,000)	2,140,519
Reversal of (provision for) allowance for credit loss (“ACL”)		(389,004)	(566,415)	1,325	(797)	(25,030)	(771)	(980,692)
General and administrative expenses		(3,177,158)	(745,848)	(511,418)	(443,013)	(335,090)	77,853	(5,134,674)
Other income (expense), net		(211,882)	(33,204)	(59,006)	(786,103)	129,272	244,056	(716,867)
Operating income		3,161,807	811,758	240,056	585,206	168,960	78,463	5,046,250
Equity method income (loss)		(764)	—	18,163	(1,296)	12,265	24,919	53,287
Income tax expense		718,650	205,863	68,311	187,608	73,213	15,479	1,269,124

Profit for the year	~~W~~	2,256,652	609,582	220,764	395,325	100,259	59,802	3,642,384

Controlling interest	~~W~~	2,256,576	609,350	220,850	395,325	100,259	(178,863)	3,403,497
Non-controlling interests		76	232	(86)	—	—	238,665	238,887

	2020
	Banking		Credit card	Securities	Life insurance	Others	Consolidation adjustment	Total
Net interest income	~~W~~	6,037,632	1,755,039	517,044	1,608,953	166,622	(202,590)	9,882,700
Net fees and commission income		822,408	483,486	544,183	162,284	368,350	2,222	2,382,933
Reversal of (provision for) allowance for credit loss (“ACL”)		(690,084)	(483,883)	(111,796)	(12,236)	(85,951)	1,771	(1,382,179)
General and administrative expenses		(3,237,641)	(698,796)	(565,485)	(463,439)	(372,591)	125,479	(5,212,473)
Other income (expense), net		(130,488)	(169,304)	(11,348)	(727,530)	260,873	36,552	(741,245)
Operating income		2,801,827	886,542	372,598	568,032	337,303	(36,566)	4,929,736
Equity method income (loss)		(811)	—	37,760	(1,244)	29,644	94,184	159,533
Income tax expense		673,972	251,357	48,464	156,698	94,094	31,210	1,255,795

Profit for the year	~~W~~	1,999,002	703,305	154,531	457,116	273,575	(89,453)	3,498,076

Controlling interest	~~W~~	1,998,563	703,204	154,772	457,116	273,575	(172,635)	3,414,595
Non-controlling interests		439	101	(241)	—	—	83,182	83,481

(c)	Interest gains and losses from segment external customers and cross-sector interest gains and losses for the years ended December 31, 2018, 2019 and 2020 are as follows:

	2018
	Banking		Credit card	Securities	Life insurance	Others	Consolidation adjustment	Total
Net interest income from:
External customers	~~W~~	5,714,568	1,602,849	423,156	762,978	76,538	—	8,580,089
Internal transactions		(6,755)	(19,749)	5,939	(1,236)	19,080	2,721	—

	~~W~~	5,707,813	1,583,100	429,095	761,742	95,618	2,721	8,580,089

	2019
	Banking		Credit card	Securities	Life insurance	Others	Consolidation adjustment (*)	Total
Net interest income from:
External customers (*)	~~W~~	5,995,097	1,781,266	450,268	1,647,988	103,161	(239,816)	9,737,964
Internal transactions		(5,635)	(27,300)	7,584	(193)	24,403	1,141	—

	~~W~~	5,989,462	1,753,966	457,852	1,647,795	127,564	(238,675)	9,737,964

	2020
	Banking		Credit card	Securities	Life insurance	Others	Consolidation adjustment (*)	Total
Net interest income from:
External customers (*)	~~W~~	6,037,205	1,809,149	526,167	1,605,575	114,290	(209,686)	9,882,700
Internal transactions		427	(54,110)	(9,123)	3,378	52,332	7,096	—

	~~W~~	6,037,632	1,755,039	517,044	1,608,953	166,622	(202,590)	9,882,700

(*)	Consolidated adjustment to net interest income from external customers is from the securities and others which were measured in fair values as a part of business combination accounting.

(d)	The following tables provide information of net fees and commission income (expense) of each operating segment for the years ended December 31, 2018, 2019 and 2020.

	2018
	Banking		Credit card	Securities	Life insurance	Others	Consolidation adjustment	Total
Net fees and commission income from:
External customers	~~W~~	872,631	464,342	400,227	77,145	124,652	—	1,938,997
Internal transactions		(21,985)	(31,299)	(11,283)	(7,365)	74,176	(2,244)	—

	~~W~~	850,646	433,043	388,944	69,780	198,828	(2,244)	1,938,997

	2019
	Banking		Credit card	Securities	Life insurance	Others	Consolidation adjustment	Total
Net fees and commission income from:
External customers	~~W~~	974,636	436,523	361,526	175,171	192,663	—	2,140,519
Internal transactions		(24,247)	(33,264)	(10,223)	(7,847)	79,581	(4,000)	—

	~~W~~	950,389	403,259	351,303	167,324	272,244	(4,000)	2,140,519

	2020
	Banking		Credit card	Securities	Life insurance	Others	Consolidation adjustment	Total
Net fees and commission income from:
External customers	~~W~~	859,225	531,394	553,308	173,865	265,141	—	2,382,933
Internal transactions		(36,817)	(47,908)	(9,125)	(11,581)	103,209	2,222	—

	~~W~~	822,408	483,486	544,183	162,284	368,350	2,222	2,382,933

Financial information of geographical area
(e)	Financial information of geographical area

The following table provides information of income from external consumers by geographical area for the years ended December 31, 2018, 2019 and 2020.

	2018		2019	2020
Domestic	~~W~~	4,023,916	4,378,239	4,436,252
Overseas		475,498	668,011	493,484

	~~W~~	4,499,414	5,046,250	4,929,736

The following table provides information of non-current assets by geographical area as of December 31, 2019 and 2020.

	2019		2020
Domestic	~~W~~	9,816,600	9,734,468
Overseas		314,052	351,083

	~~W~~	10,130,652	10,085,551

(*)	Non-current assets comprise property and equipment, intangible assets and investment properties.